Leases (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Right-of-use asset and operating lease liability	$ 92,425
Lease expiration description	at least ninety (90) days prior to the expiration date. The lease may be renewed for a term of one (1) year
Description of leases security deposit and monthly lease payments	In May 2023, the Company entered into 36-month operating lease, which provides for approximately 1,800 square feet of office space, that commenced on June 1, 2023 and ends on May 31, 2026
Security deposit amount		$ 2,850
Installment One [Member]
Monthly lease payment		2,850
Installment Two [Member]
Monthly lease payment		2,964
Installment Three [Member]
Monthly lease payment		$ 3,082